LOSS PER SHARE	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Notes and other explanatory information [abstract]
LOSS PER SHARE

10 LOSS PER SHARE

	Six months ended 30 September 2024	Six months ended 30 September 2023
	USD	USD
Profit (loss) for the period for the purpose of basic loss per share	(1,161,471)	872,075
Effect of dilutive potential ordinary shares:
Fair value change of preferred shares	(3,539,648)	(5,044,000)
Loss for the period for the purpose of diluted loss per share	(4,701,119)	(4,171,925)
Number of shares
Weighted average number of ordinary shares for the purpose of basic loss per share – post-recapitalization	12,743,311	9,497,240
Effect of dilutive potential ordinary shares:
Share option awards – post-recapitalization	N/A	1,400,560
Preferred shares – post-recapitalization	2,545,253	2,460,000
Weighted average number of ordinary shares for the purpose of diluted loss per share – post-recapitalization	15,288,564	13,357,800

Due to the losses during the six months ended 30 September 2024, some anti-dilutive instruments were excluded from the calculation of diluted loss per share. The excluded instruments (post-recapitalization), which are determined as anti-dilutive, include:

●	Share option awards of 665,646 at 30 September 2024, see note 23;
●	Convertible loan notes with aggregate face values of $4,350,000, see note 18.

For the six months ended 30 September 2023, certain anti-dilutive instruments were excluded from the calculation of diluted loss per share. The excluded anti-dilutive instruments include:

●	Convertible loan notes with aggregate face value of $3,350,000 at 30 September 2023.

10 LOSS PER SHARE

	Year Ended 31 March 2024	Year Ended 31 March 2023
	USD	USD
Loss for the year
Loss for the year for the purpose of basic loss per share	(4,871,131)	(9,257,598)
Effect of dilutive potential ordinary shares:
Fair value change of preferred shares	(4,101,000)	NA
Loss for the year for the purpose of diluted loss per share	(8,972,131)	(9,257,598)
Number of shares
Weighted average number of ordinary shares for the purpose of basic loss per share – post-recapitalization	9,514,886	9,497,240
Effect of dilutive potential ordinary shares:
Preferred shares – post-recapitalization	2,460,000	N/A
Weighted average number of ordinary shares for the purpose of diluted loss per share – post-recapitalization	11,974,886	9,497,240

Due to the losses during the years ended 31 March 2024 and 2023, some anti-dilutive instruments were excluded from the calculation of diluted loss per share. The excluded instruments (post-recapitalization), which are determined as anti-dilutive, include:

●	Share option awards of 1,934 and 1,545, with Recapitalized amount of shares exercisable from the share option awards of 1,585,880 and 1,266,900, at 31 March 2024 and 31 March 2023, respectively., see note 23;
●	Preferred shares of 3,000 shares, with Recapitalized amount of Preferred Shares of 2,460,000, at 31 March 2023, see note 17; and
●	Convertible loan notes with aggregate face values of $3,350,000 (2023: $3,250,000), see note 18.